HEDGING FINANCIAL INSTRUMENTS - Summary of hedging financial instruments (Details) - Interest rate futures contracts - Fair value hedges - Interest rate risk - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets- current	$ 0.0	$ 11.0
Financial liabilities- current	$ 0.8	$ 0.0